Document and Entity Information	May 17, 2023
Document And Entity Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	May 17, 2023
Entity Registrant Name	KELLY SERVICES INC
Entity Incorporation State Country Code	DE
Entity File Number	0-1088
Entity Tax Identification Number	38-1510762
Entity Address, Address Line One	999 WEST BIG BEAVER ROAD
Entity Address, City or Town	TROY
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48084
City Area Code	248
Local Phone Number	362-4444
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	On May 17, 2023, Kelly Services, Inc. (the “Company”) filed a Current Report on Form 8-K reporting that Darren Simons, Chief Digital Officer, was leaving Kelly Services, Inc. effective June 2, 2023.
Entity Central Index Key	0000055135
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common
Trading Symbol	KELYA
Security Exchange Name	NASDAQ
Common Class B [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class B Common
Trading Symbol	KELYB
Security Exchange Name	NASDAQ